Consolidated Statements of Financial Position (Parenthetical) - € / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [abstract]
Nominal value (euro per share)		€ 0.02	€ 0.02	€ 0.02
Shares issued (in shares)	95,587,146	94,732,539	80,024,707	75,030,078
Shares outstanding (in shares)		94,732,539	80,024,707	75,030,078